Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Intangible Assets and Goodwill

6.    Intangible Assets and Goodwill

Intangible assets, net consisted of the following:

	March 31, 2020
	(Unaudited)			December 31, 2019
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Indefinite-lived:
Product formulations	$87.0	$—	$87.0	$109.9	$—	$109.9
Definite-lived:
Customer relationships	$105.0	$(40.3)	$64.7	$105.0	$(38.8)	$66.2
Tradenames	95.1	(20.9)	74.2	95.1	(19.9)	75.2
	$287.1	$(61.2)	$225.9	$310.0	$(58.7)	$251.3

There continues to be no foreseeable limit on the period of time over which the product formulations are expected to contribute to the cash flows of the Business. Therefore, the Business continues to assign an indefinite useful life to the product formulations.

The acquired customer relationships have a useful life of 19 years and the tradenames have a useful life of 25 years.Amortization expense related to intangible assets for three months ended March 31, 2020 and 2019 was $2.5 and $2.7, respectively. The estimated annual aggregate amortization expense as of March 2020 for the next five succeeding fiscal years is expected to be $10.1,  $9.6,  $9.2,  $9.2 and $9.2, respectively.

The on-going macroeconomic disruption and uncertainty caused by the COVID‑19 pandemic, including the impact on enterprise valuations across many sectors, represented events which could indicate that the carrying value of goodwill and indefinite-lived intangible assets may not be recoverable. Accordingly, in connection with the preparation of the combined financial statements for the three months ended March 31, 2020, we performed an interim test for impairment.

In performing the quantitative assessment of indefinite-live intangibles, the estimated fair value was determined under an income approach using the discounted cash flow method which requires assumptions related to projected operating results and a discount rate using a market-based weighted-average cost of capital. The main assumptions supporting the cash flow projections include revenue growth, EBIT margins and discount rate. The financial projections reflect management’s best estimate of economic and market conditions over the projected period including forecasted revenue growth, EBIT margins, tax rate, capital expenditures, depreciation and amortization, changes in working capital requirements and the terminal growth rate.

Based on our interim impairment assessment as of March 31, 2020, the carrying value of the indefinite-lived intangibles exceeded their fair value, and an impairment charge of $22.9 was recorded during the three months ended March 31, 2020.

In performing the assessment of goodwill, the Business utilized a market approach to estimate fair value based upon the proposed purchase price of the Business from a willing buyer in an active open market transaction.

Based on our interim quantitative impairment assessment as of March 31, 2020, the carrying value of the Mafco Worldwide and Merisant reporting units exceeded its fair value by $6.6 and $11.1, respectively, and a goodwill impairment charge in those amounts were recorded during the three months ended March 31, 2020.

There was no change in the carrying amount of goodwill during or prior to 2019.

6.  Intangible Assets and Goodwill

Intangible assets, net consisted of the following:

	December 31
	2019			2018
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Indefinite-lived:
Product formulations	$109.9	$—	$109.9	$109.9	$—	$109.9
Definite-lived:
Customer relationships	$105.0	$(38.8)	$66.2	$105.0	$(31.9)	$73.1
Tradenames	95.1	(19.9)	75.2	95.1	(16.1)	79.0
	$310.0	$(58.7)	$251.3	$310.0	$(48.0)	$262.0

There continues to be no foreseeable limit on the period of time over which the product formulations are expected to contribute to the cash flows of the Business. Therefore, the Business continues to assign an indefinite useful life to the product formulations.

The acquired customer relationships have a useful life of 19 years and the tradenames have a useful life of 25 years. Amortization expense related to intangible assets for 2019, 2018 and 2017 was $10.7,  $11.1 and $11.1, respectively. The estimated annual aggregate amortization expense for the next five succeeding fiscal years is expected to be $10.1,  $10.1,  $9.6,  $9.2 and $9.2, respectively.

There was no change in the carrying amount of goodwill during 2019 and 2018.